Convertible notes (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Debt Instrument
Notes interest incurred	$ 6,454	¥ 40,008	¥ 37,994	¥ 18,761
Amortization of debt issuance costs	582	3,610	3,610	3,062
Convertible notes
Debt Instrument
Amortization of debt issuance costs	582	3,610	3,610	3,062
Notes related interest cost capitalized			(24,822)	(1,207)
Total interest expense	15,622	96,840	67,257	66,575
Convertible notes | KKR Notes
Debt Instrument
Notes interest incurred	8,586	53,222	50,475	45,959
Convertible notes | GM Notes
Debt Instrument
Notes interest incurred	$ 6,454	¥ 40,008	¥ 37,994	¥ 18,761